GAMING SUBCONCESSION, NET - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of gaming subconcession, year 2016	$ 57,237
Amortization of gaming subconcession, year 2017	57,237
Amortization of gaming subconcession, year 2018	57,237
Amortization of gaming subconcession, year 2019	57,237
Amortization of gaming subconcession, year 2020	57,237
Amortization of gaming subconcession, year 2021	57,237
Amortization of gaming subconcession, year 2022	$ 27,135